Prospectus Supplement

January 14, 2022

Morgan Stanley Institutional Fund, Inc.

Supplement dated January 14, 2022 to the Morgan Stanley Institutional Fund, Inc. Prospectus dated April 30, 2021

Asia Opportunity Portfolio

The Prospectus is hereby amended as follows:

The following is hereby added as the last row of the table in the section of the Prospectus entitled "Fund Summary—Asia Opportunity Portfolio—Fund Management—Portfolio Managers":

Name	Title with Sub-Adviser/Affiliate	Date Began Managing Fund
Alastair Pang	Executive Director of Morgan Stanley Asia Limited	January 2022

The following is hereby added at the end of the section of the Prospectus entitled "Fund Summary—Asia Opportunity Portfolio—Fund Management—Portfolio Managers":

In rendering investment advisory services to the Fund, the Adviser uses the portfolio management, research and other resources of Morgan Stanley Asia Limited, a foreign (non-U.S.) affiliate of Morgan Stanley Investment Management Inc. that is not registered under the Investment Advisers Act of 1940, as amended, and may provide services to the Fund through this "participating affiliate" arrangement, as that term is used in relief granted by the staff of the SEC allowing U.S. registered investment advisers to use portfolio management or research resources of advisory affiliates subject to the regulatory supervision of the registered investment adviser.

The section of the Prospectus entitled "Fund Management—Portfolio Management—Asia Opportunity Portfolio" is hereby deleted and replaced with the following:

Asia Opportunity Portfolio

The Fund is managed by members of the Global Opportunity team. The team consists of portfolio managers and analysts. Kristian Heugh is the lead portfolio manager and Anil Agarwal and Alastair Pang are the co-portfolio managers, and are jointly and primarily responsible for the day-to-day management of the Fund. Mr. Heugh has been associated with the Adviser and its affiliates in an investment management capacity since 2001. Mr. Agarwal has been associated with the Sub-Adviser in an investment management capacity since 2020 and in an investment research capacity since 2001. Mr. Pang has been associated with Morgan Stanley Asia Limited since 2016.

Please retain this supplement for future reference.

  IFIASIAOSUMPROSPT 1/22

Statement of Additional Information Supplement

January 14, 2022

Morgan Stanley Institutional Fund, Inc.

Supplement dated January 14, 2022 to the Morgan Stanley Institutional Fund, Inc. Statement of Additional Information dated April 30, 2021

Asia Opportunity Portfolio

The Statement of Additional Information is hereby amended as follows:

The following is hereby added as the last row of the table in the section of the Statement of Additional Information entitled "Investment Advisory and Other Services—Portfolio Managers—Other Accounts Managed by Portfolio Managers as of December 31, 2020 (unless otherwise indicated)—Asia Opportunity":

	Other Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Fund and Portfolio Managers	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts
Asia Opportunity
Alastair Pang*	0	$0	0	$0	0	$0

*  As of December 31, 2021.

The following is hereby added as the last row of the table in the section of the Statement of Additional Information entitled "Investment Advisory and Other Services—Portfolio Managers—Securities Ownership of Portfolio Managers—Asia Opportunity":

Fund and Portfolio Managers	Fund Holdings
Asia Opportunity
Alastair Pang*	$100,001-$500,000

*  As of December 31, 2021.

The first sentence of the section of the Statement of Additional Information entitled "Investment Advisory and Other Services—Participating Affiliate" is hereby deleted and replaced with the following:

In rendering investment advisory services to the Asia Opportunity, China Equity and International Advantage Portfolios, the Adviser uses the portfolio management, research and other resources of Morgan Stanley Asia Limited ("MSAL"), a foreign (non-U.S.) affiliate of MSIM that is not registered under the Investment Advisers Act of 1940, as amended (the "Advisers Act").

Please retain this supplement for future reference.